UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended      September 30, 2012
                                                -----------------------

Check here if Amendment [  ]; Amendment Number:
                                                -------
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Sageview Capital LP
                  ------------------------------
Address:          55 Railroad Ave.
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                  Greenwich, CT  06830
                  ------------------------------


Form 13F File Number:   028-12389
                        ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Barbara E. Parker
                  ------------------------------
Title:            Chief Financial Officer
                  ------------------------------
Phone:            (203) 625-4230
                  ------------------------------

Signature, Place, and Date of Signing:

      /s/ Barbara E. Parker       Greenwich, CT         November 14, 2012
----------------------------- ---------------------- -------------------------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                0
                                            ------------

Form 13F Information Table Entry Total:           8
                                            ------------

Form 13F Information Table Value Total:        $269,740
                                            ------------
                                             (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE

                                                     FORM 13F INFORMATION TABLE


       COLUMN 1       COLUMN 2     COLUMN 3   COLUMN 4         COLUMN 5         COLUMN 6     COLUMN 7           COLUMN 8
--------------------  --------    ----------  --------   -------------------   ----------   ----------  --------------------------
                       TITLE                   VALUE      SHRS OR   SH/  PUT/   INVESTMENT     OTHER         VOTING AUTHORITY
    NAME OF ISSUER    OF CLASS      CUSIP     (X$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS     SOLE      SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ACME PACKET
INC                   COM        004764106      11,647     681,132  SH          SOLE                         681,132

BOINGO WIRELESS
INC                   COM        09739C102       6,090     766,948  SH          SOLE                         766,948

COMSCORE INC          COM        20564W105      33,021   2,165,282  SH          SOLE                       2,165,282

ENVIVIO INC           COM        29413T106       4,599   2,100,000  SH          SOLE                       2,100,000

EVERBANK FINL CORP    COM        29977G102     177,801  12,912,230  SH          SOLE                      12,912,230

JDA SOFTWARE GROUP
INC                   COM        46612K108      10,929     343,904  SH          SOLE                         343,904

PERNIX THERAPEUTICS
HLDGS IN              COM        71426V108      16,564   2,223,339  SH          SOLE                       2,223,339

RESOLUTE ENERGY CORP  COM        76116A108       9,089   1,024,640  SH          SOLE                       1,024,640



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